Income Tax (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary Of Temporary Difference, Unused Tax Losses And Unused Tax Credit

	Balance Sheet		Net change in the year
	2019	2018	2019	2018	2017
Tax losses carryforwards	17,146	55,358	(38,212)	37,774	17,584
Goodwill on business combinations (i)	22,303	59,993	(37,690)	(56,789)	(51,327)
Provisions for IFAs’ commissions	68,041	31,031	37,010	4,744	26,156
Revaluations of financial assets at fair value	25,259	1,397	23,862	(2,427)	4,030
Expected credit losses	5,666	3,079	2,587	(2,345)	4,329
Financial instruments taxed on redemption	—	(13,041)	13,041	(6,230)	(6,811)
Profit sharing plan	141,136	—	141,136	—	—
Net gain on hedge instruments	(36,384)	(1,441)	(34,943)	(51,423)	49,382
Share-base compensation	2,950	—	2,950
Other provisions	33,284	4,024	29,260	(2,572)	5,251

Total	279,401	140,400	139,001	(79,268)	48,594

Deferred tax assets	284,533	152,425
Deferred tax liabilities	(5,132)	(12,025)

(i)	For tax purposes, goodwill is amortized over 5 years on a straight-line basis when the entity acquired is sold or merged into another entity.

Summary Of Reconciliation Of Changes In Deferred Tax Liability Asset
The changes in the net deferred tax were recognized as follows:

	2019	2018	2017
At January 1	140,400	219,668	171,074
Foreign exchange variations	(3,461)	(9,259)	(1,155)
Business combination (Note 5 (ii))	—	—	3,751
Charges to statement of income	139,411	(76,455)	45,325
Tax relating to components of other comprehensive income	3,051	6,446	673
At December 31	279,401	140,400	219,668

Summary Of Income Tax Calculation

	2019	2018	2017
Income before taxes	1,544,109	640,728	575,507
Combined tax rate in Brazil (a)	34,00%	34,00%	34,00%

Tax expense at the combined rate	524,997	217,848	195,672
Income from entities not subject to taxation	(9,551)	(3,647)	(5,101)
Effects from entities taxed at different rates	25,948	16,444	9,078
Effects from entities taxed at different method (b)	(24,089)	(18,183)	(25,971)
Intercompany transactions with different taxation	(50,138)	(38,255)	(30,264)
Tax incentives	(9,772)	(1,408)	(265)
Non-deductible expenses (non-taxable income)	10,888	(689)	175
Others	(13,658)	3,288	8,642

Total	454,625	175,398	151,966

Effective tax rate	29,44%	27,20%	26,38%
Current	594,037	98,943	197,291
Deferred	(139,412)	76,455	(45,325)

Total expense	454,625	175,398	151,966

(a)
Considering that XP Inc. is domiciled in Cayman and there is no income tax in that jurisdiction, the combined tax rate of 34% demonstrated above is the current rate applied to XP Investimentos S.A. which is the holding company of all operanting entities of XP Inc. in Brazil.

(b)
Certain eligible subsidiaries adopted the PPM tax regime and the effect of the presumed profit of subsidiaries represents the difference between the taxation based on this method and the amount that would be due based on the statutory rate applied to the taxable profit of the subsidiaries.

Summary Of Analysis Other Comprehensive Income By Item
The tax (charge)/credit relating to components of other comprehensive income is as follows:

	Before tax	(Charge) / Credit	After tax
Foreign exchange variation of investees located abroad	2,034	—	2,034
Gains (losses) on net investment hedge	(3,124)	738	(2,386)
Changes in the fair value of financial assets at fair value	275	(65)	210

As of December 31, 2017	(815)	673	(142)

Foreign exchange variation of investees located abroad	18,645	—	18,645
Gains (losses) on net investment hedge	(26,508)	9,013	(17,495)
Changes in the fair value of financial assets at fair value	6,727	(2,567)	4,160

As of December 31, 2018	(1,136)	6,446	5,310

Foreign exchange variation of investees located abroad	6,823	—	6,823
Gains (losses) on net investment hedge	(10,543)	3,410	(7,133)
Changes in the fair value of financial assets at fair value	1,058	(360)	698

As of December 31, 2019	(2,662)	3,050	388